Income Tax (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Tax Expense [Abstract]
Income tax expence	$ 28,919	$ 11,587
Profit before income tax	68,077	$ 60,483
Unused Tax Losses [Member] | UK Wind 1 and UK Wind 2 [Member]
Income Tax Expense [Abstract]
Deferred tax income	$ (13,700)